Cover	Jun. 03, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 03, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43183
Entity Tax Identification Number	33-3985981
Entity Address, Address Line One	18000 Devonshire St.
Entity Address, City or Town	Northridge
City Area Code	763
Local Phone Number	514-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MMED
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, State or Province	CA
Entity Central Index Key	0002062583
Entity Registrant Name	MiniMed Group, Inc
Entity Address, Postal Zip Code	91325
Amendment Flag	false